May 21, 2007

DREYFUS PREMIER INTERNATIONAL EQUITY FUND
A series of Dreyfus Premier Stock Funds
Supplement to Prospectus
Dated February 1, 2007

     The following information supplements and supersedes any contrary information contained in the fund's Prospectus.

     Effective on or about August 1, 2007 (the "Effective Date"), the fund will invest directly in portfolio securities, and will no longer operate as a "feeder fund" in a master/feeder fund arrangement investing all of its investable assets in a "master portfolio." As of the Effective Date, the fund will be open to new investors.

     As of the Effective Date, the fund will focus on stocks of companies included in the Morgan Stanley Capital International Europe, Australasia and Far East (EAFE) Index and located in Canada that generally have average trading volume of at least $20 million per day. In all other material respects, the investment policies of the fund, as of the Effective Date, will be the same as those of the master portfolio in which the fund currently invests all of its investable assets.

     As of the Effective Date, the fund's investment adviser will be The Boston Company Asset Management, LLC (TBCAM), which is the investment adviser to the master portfolio in which the fund currently invests. The fund has agreed to pay TBCAM an investment advisory fee at the annual rate of 0.80% of the fund's average daily net assets up to $500 million, 0.75% of the next $500 million of such assets, 0.70% of the next $500 million of such assets, 0.60% of the next $500 million of such assets, and 0.50% of the fund's average daily net assets in excess of $2 billion. The Dreyfus Corporation, the fund's administrator, has contractually agreed, with respect to each class of fund shares, commencing on the Effective Date, to assume the expenses of the class so that such expenses do not exceed the annual rate of expenses of the class as of the Effective Date. This agreement will continue in effect, with respect to each class, until the fiscal year end following such time as the expenses are equal to or less than such annual rate for the applicable class.

     Remi J. Browne, CFA, Peter S. Carpenter, CFA, and Jeffrey R. Sullivan will be the fund's primary portfolio managers, as of the Effective Date. Messrs. Browne and Carpenter are currently the primary portfolio managers of the master portfolio. Mr. Browne is a senior vice president of TBCAM and director of international core equity and serves as lead portfolio manager for the firm's global and international core equity strategy. Mr. Carpenter is a vice president, assistant portfolio manager and international research analyst at TBCAM. Mr. Sullivan is a vice president, portfolio manager and international research analyst at TBCAM.

May 21, 2007

DREYFUS PREMIER INTERNATIONAL SMALL CAP FUND
A series of Dreyfus Premier Stock Funds
Supplement to Prospectus
Dated February 1, 2007

     The following information supplements and supersedes any contrary information contained in the fund's Prospectus.

     Effective on or about August 1, 2007 (the "Effective Date"), the fund will invest directly in portfolio securities, and will no longer operate as a "feeder fund" in a master/feeder fund arrangement investing all of its investable assets in a "master portfolio."

     In all material respects, the investment policies of the fund, as of the Effective Date, will be the same as those of the master portfolio in which the fund currently invests all of its investable assets.

     As of the Effective Date, the fund's investment adviser will be The Boston Company Asset Management, LLC (TBCAM), which is the investment adviser to the master portfolio in which the fund currently invests. The fund has agreed to pay TBCAM an investment advisory fee at the annual rate of 1.00% of the fund's average daily net assets. The Dreyfus Corporation, the fund's administrator, has contractually agreed, with respect to each class of fund shares, commencing on the Effective Date, to assume the expenses of the class so that such expenses do not exceed the annual rate of expenses of the class as of the Effective Date. This agreement will continue in effect, with respect to each class, until the fiscal year end following such time as the expenses are equal to or less than such annual rate for the applicable class.

     Daniel B. LeVan, CFA, and John Evers will be the fund's primary portfolio managers, as of the Effective Date. Messrs. LeVan and Evers are currently the primary portfolio managers of the master portfolio. Mr. LeVan is a senior vice president and portfolio manager for the international small cap equity strategy at TBCAM. Mr. Evers is a vice president and portfolio manager for the international small cap equity strategy at TBCAM.

May 21, 2007

DREYFUS PREMIER SMALL CAP EQUITY FUND
A series of Dreyfus Premier Stock Funds
Supplement to Prospectus
Dated February 1, 2007

     The following information supplements and supersedes any contrary information contained in the fund's Prospectus.

     Effective on or about August 1, 2007 (the "Effective Date"), the fund will invest directly in portfolio securities, and will no longer operate as a "feeder fund" in a master/feeder fund arrangement investing all of its investable assets in a "master portfolio." As of the Effective Date, the fund will be open to new investors.

     As of the Effective Date, the fund's investment selection process will focus on companies with total market capitalizations, at the time of purchase, that are within the range of market capitalizations of companies included in the Russell 2500® Index. The fund will normally seek to maintain for its equity investments an average market capitalization, as measured on a monthly basis, that approximates that of the Russell 2500 Index, which, as of March 31, 2007, was $2.8 billion. The Russell 2500 Index is an index of the 2,500 smallest companies in the Russell 3000® Index (which is comprised of the 3,000 largest U.S. companies based on total market capitalization). As of March 31, 2007, the market capitalizations of the companies included in the Russell 2500 Index ranged from $48 million to $9.28 billion. In all other material respects, the investment policies of the fund, as of the Effective Date, will be the same as those of the master portfolio in which the fund currently invests all of its investable assets.

     As of the Effective Date, the fund's benchmark index will change from the Russell 2000® Value Index to the Russell 2500 Value Index. Each such index is a widely recognized, market value weighted index of small-cap U.S. value companies.

     As of the Effective Date, the fund's investment adviser will be The Boston Company Asset Management, LLC (TBCAM), which is the investment adviser to the master portfolio in which the fund currently invests. The fund has agreed to pay TBCAM an investment advisory fee at the annual rate of 0.80% of the fund's average daily net assets. The Dreyfus Corporation, the fund's administrator, has contractually agreed, with respect to each class of fund shares, commencing on the Effective Date, to assume the expenses of the class so that such expenses do not exceed the annual rate of expenses of the class as of the Effective Date. This agreement will continue in effect, with respect to each class, until the fiscal year end following such time as the expenses are equal to or less than such annual rate for the applicable class.

     Joseph M. Corrado, CFA, Stephanie K. Brandaleone, CFA, and Edward R. Walter, CFA, will be the fund's primary portfolio managers, as of the Effective Date. Mr. Corrado and Ms. Brandaleone are currently the primary portfolio managers of the master portfolio. Mr. Corrado is a senior vice president and portfolio manager for the U.S. small-cap value equity strategy at TBCAM. Ms. Brandaleone and Mr. Walter are each a vice president, portfolio manager for the U.S. small-cap value equity strategy and investment research analyst at TBCAM.